Interests in other entities - Disclosure of Other Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Other investments, beginning balance	€ 3,881
Other investments, ending balance	7,051	€ 3,881
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Other investments, beginning balance	3,881	753	€ 3
Additions	2,000	3,878	750
Fair value adjustment	1,343	150	0
Derecognition due to step acquisition	0	(900)	0
Reclassification to joint ventures and associates	(173)	0	0
Other investments, ending balance	€ 7,051	€ 3,881	€ 753